UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class A Shares - VNIAX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Class A Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class A Shares	$51	1.00%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$109,252,023	42	$55,107	164%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan 18.1%
United States 13.0%
United Kingdom 11.5%
Canada 10.5%
Taiwan 7.0%
Germany 6.3%
Switzerland 5.5%
Netherlands 5.5%
Singapore 4.7%
France 4.6%
Sweden 4.1%
Norway 3.6%
Other Countries 4.2%

Table Summary
Value	Value
Other Countries	4.2%
Norway	3.6%
Sweden	4.1%
France	4.6%
Singapore	4.7%
Netherlands	5.5%
Switzerland	5.5%
Germany	6.3%
Taiwan	7.0%
Canada	10.5%
United Kingdom	11.5%
United States	13.0%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	5.9%
ASML Holding	5.5%
Galderma Group	5.4%
Tokyo Electron	4.9%
Infineon Technologies	4.5%
InterContinental Hotels Group	4.1%
Linde	4.0%
Coca-Cola	4.0%
TC Energy	3.4%
Games Workshop Group	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNIAX-SAR-2026

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Y Shares - VNIYX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Y Shares	$38	0.74%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$109,252,023	42	$55,107	164%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	4.2%
Norway	3.6%
Sweden	4.1%
France	4.6%
Singapore	4.7%
Netherlands	5.5%
Switzerland	5.5%
Germany	6.3%
Taiwan	7.0%
Canada	10.5%
United Kingdom	11.5%
United States	13.0%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	5.9%
ASML Holding	5.5%
Galderma Group	5.4%
Tokyo Electron	4.9%
Infineon Technologies	4.5%
InterContinental Hotels Group	4.1%
Linde	4.0%
Coca-Cola	4.0%
TC Energy	3.4%
Games Workshop Group	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNIYX-SAR-2026

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Institutional Shares - VNIIX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Institutional Shares	$31	0.60%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$109,252,023	42	$55,107	164%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	4.2%
Norway	3.6%
Sweden	4.1%
France	4.6%
Singapore	4.7%
Netherlands	5.5%
Switzerland	5.5%
Germany	6.3%
Taiwan	7.0%
Canada	10.5%
United Kingdom	11.5%
United States	13.0%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	5.9%
ASML Holding	5.5%
Galderma Group	5.4%
Tokyo Electron	4.9%
Infineon Technologies	4.5%
InterContinental Hotels Group	4.1%
Linde	4.0%
Coca-Cola	4.0%
TC Energy	3.4%
Games Workshop Group	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNIIX-SAR-2026

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class A Shares - VNGAX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Class A Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class A Shares	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.98% (1.49% excluding waiver).

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,196,415	44	$-	92%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
57.3%
Switzerland
9.1%
Taiwan
6.7%
France
6.1%
Germany
4.9%
Sweden
4.6%
Canada
3.0%
Italy
2.0%
Japan
1.6%
China
1.4%
Hong Kong
1.3%
United Kingdom
1.1%

Table Summary
Value	Value
United Kingdom	1.1%
Hong Kong	1.3%
China	1.4%
Japan	1.6%
Italy	2.0%
Canada	3.0%
Sweden	4.6%
Germany	4.9%
France	6.1%
Taiwan	6.7%
Switzerland	9.1%
United States	57.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Galderma Group	7.3%
Taiwan Semiconductor Manufacturing ADR	6.7%
NVIDIA	5.8%
Alphabet, Cl C	5.3%
Sandvik	4.6%
Air Liquide	3.9%
Viking Holdings	3.5%
General Electric	3.5%
Westinghouse Air Brake Technologies	3.4%
TKO Group Holdings, Cl A	3.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNGAX-SAR-2026

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class Y Shares - VNGYX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class Y Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.73% (1.24% excluding waiver).

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,196,415	44	$-	92%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
United Kingdom	1.1%
Hong Kong	1.3%
China	1.4%
Japan	1.6%
Italy	2.0%
Canada	3.0%
Sweden	4.6%
Germany	4.9%
France	6.1%
Taiwan	6.7%
Switzerland	9.1%
United States	57.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Galderma Group	7.3%
Taiwan Semiconductor Manufacturing ADR	6.7%
NVIDIA	5.8%
Alphabet, Cl C	5.3%
Sandvik	4.6%
Air Liquide	3.9%
Viking Holdings	3.5%
General Electric	3.5%
Westinghouse Air Brake Technologies	3.4%
TKO Group Holdings, Cl A	3.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNGYX-SAR-2026

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class Institutional Shares - VNGIX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class Institutional Shares	$29	0.58%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,196,415	44	$-	92%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
United Kingdom	1.1%
Hong Kong	1.3%
China	1.4%
Japan	1.6%
Italy	2.0%
Canada	3.0%
Sweden	4.6%
Germany	4.9%
France	6.1%
Taiwan	6.7%
Switzerland	9.1%
United States	57.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Galderma Group	7.3%
Taiwan Semiconductor Manufacturing ADR	6.7%
NVIDIA	5.8%
Alphabet, Cl C	5.3%
Sandvik	4.6%
Air Liquide	3.9%
Viking Holdings	3.5%
General Electric	3.5%
Westinghouse Air Brake Technologies	3.4%
TKO Group Holdings, Cl A	3.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNGIX-SAR-2026

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

A Shares - VNUAX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about A Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, A Shares	$43	0.90%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,221,466	41	$-	54%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Industrials
29.7%
Information Technology
20.5%
Financials
15.3%
Communication Services
8.4%
Consumer Discretionary
7.0%
Health Care
4.7%
Real Estate
3.5%
Materials
3.5%
Energy
2.6%
Consumer Staples
1.9%

Table Summary
Value	Value
Consumer Staples	1.9%
Energy	2.6%
Materials	3.5%
Real Estate	3.5%
Health Care	4.7%
Consumer Discretionary	7.0%
Communication Services	8.4%
Financials	15.3%
Information Technology	20.5%
Industrials	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	5.5%
Waste Management	4.8%
Amazon.com	4.4%
Mastercard, Cl A	3.9%
Iron Mountain	3.5%
RB Global	3.4%
Synopsys	3.0%
Intercontinental Exchange	2.9%
Broadcom	2.9%
Netflix	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNUAX-SAR-2026

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Y Shares - VNUYX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Y Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Y Shares	$28	0.58%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,221,466	41	$-	54%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.9%
Energy	2.6%
Materials	3.5%
Real Estate	3.5%
Health Care	4.7%
Consumer Discretionary	7.0%
Communication Services	8.4%
Financials	15.3%
Information Technology	20.5%
Industrials	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	5.5%
Waste Management	4.8%
Amazon.com	4.4%
Mastercard, Cl A	3.9%
Iron Mountain	3.5%
RB Global	3.4%
Synopsys	3.0%
Intercontinental Exchange	2.9%
Broadcom	2.9%
Netflix	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNUYX-SAR-2026

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Institutional Shares - VNUIX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Institutional Shares	$24	0.50%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,221,466	41	$-	54%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.9%
Energy	2.6%
Materials	3.5%
Real Estate	3.5%
Health Care	4.7%
Consumer Discretionary	7.0%
Communication Services	8.4%
Financials	15.3%
Information Technology	20.5%
Industrials	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	5.5%
Waste Management	4.8%
Amazon.com	4.4%
Mastercard, Cl A	3.9%
Iron Mountain	3.5%
RB Global	3.4%
Synopsys	3.0%
Intercontinental Exchange	2.9%
Broadcom	2.9%
Netflix	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNUIX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND II

Vontobel International Equity Fund

Vontobel Global Equity Fund

Vontobel U.S. Equity Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

JUNE 30, 2026 (Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Glossary	6
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	10
Financial Highlights	16
Notes to Financial Statements	25
Other Information (Form N-CSRS Items 8-11) (Unaudited)	32

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%#
	Shares	Value
CANADA — 10.5%
Energy — 6.5%
Enbridge	63,209	$3,427,748
TC Energy	56,198	3,721,570
		7,149,318

Financials — 3.0%
Great-West Lifeco, Cl Common Subs. Receipt	51,972	3,311,623

Information Technology — 1.0%
Constellation Software	556	1,046,727

		11,507,668

FRANCE — 4.6%
Consumer Discretionary — 0.1%
Hermes International	52	94,945

Industrials — 2.0%
Safran	5,699	2,246,521

Materials — 2.5%
Air Liquide	13,711	2,714,608

		5,056,074

GERMANY — 6.3%
Financials — 0.1%
Deutsche Boerse	398	108,595

Industrials — 1.7%
Siemens Energy	9,864	1,868,660

Information Technology — 4.5%
Infineon Technologies	52,294	4,879,857

		6,857,112

HONG KONG — 0.1%
Financials — 0.1%
AIA Group	11,800	107,500

ITALY — 2.1%
Consumer Discretionary — 0.1%
Ferrari	295	109,327

Utilities — 2.0%
Terna - Rete Elettrica Nazionale	183,482	2,146,773

		2,256,100

JAPAN — 18.1%
Consumer Discretionary — 2.9%
Panasonic Holdings	115,300	3,192,476

Financials — 4.9%
Mitsubishi UFJ Financial Group	134,500	2,652,858
Mizuho Financial Group	55,792	2,656,893
		5,309,751
COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Information Technology — 10.3%
Disco	5,621	$2,809,203
Keyence	6,100	3,041,090
Tokyo Electron	11,392	5,405,411
		11,255,704

		19,757,931

NETHERLANDS — 5.5%
Information Technology — 5.5%
ASML Holding	3,063	6,024,507

NORWAY — 3.6%
Energy — 1.7%
Aker BP	60,092	1,840,672

Industrials — 1.9%
Kongsberg Gruppen	69,362	2,090,285
		3,930,957

SINGAPORE — 4.7%
Financials — 2.9%
DBS Group Holdings	64,000	3,235,247

Industrials — 1.8%
Singapore Technologies Engineering	241,425	1,938,864
		5,174,111

SOUTH KOREA — 2.0%
Consumer Staples — 2.0%
KT&G	19,788	2,167,446

SWEDEN — 4.1%
Financials — 1.5%
Svenska Handelsbanken, Cl A	111,304	1,636,899

Industrials — 2.6%
Sandvik	68,074	2,807,530
		4,444,429

SWITZERLAND — 5.5%
Health Care — 5.5%
Galderma Group	25,981	5,913,250
Lonza Group	181	122,265
		6,035,515

TAIWAN — 7.0%
Information Technology — 7.0%
Delta Electronics	18,848	1,153,724
Taiwan Semiconductor Manufacturing ADR	13,479	6,437,166
		7,590,890

UNITED KINGDOM — 11.5%
Consumer Discretionary — 7.4%
Games Workshop Group	12,860	3,684,569

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
InterContinental Hotels Group	25,792	$4,442,672
		8,127,241

Industrials — 2.7%
Diploma	31,117	2,942,925

Information Technology — 0.9%
Halma	18,845	983,383

Utilities — 0.5%
National Grid	33,074	547,512

		12,601,061

UNITED STATES — 13.0%
Communication Services — 0.4%
Liberty Media -Liberty Formula One, Cl C *	2,424	230,619
Netflix *	2,766	197,493
		428,112

Consumer Staples — 6.7%
Coca-Cola	53,547	4,351,765
Philip Morris International	16,118	2,915,907
		7,267,672

Industrials — 1.9%
Ferrovial	30,690	2,103,275

Materials — 4.0%
Linde	8,425	4,372,069

		14,171,128

TOTAL COMMON STOCK
(Cost $91,976,334)		107,682,429

TOTAL INVESTMENTS — 98.6%
(Cost $91,976,334)		$107,682,429

Percentages are based on Net Assets of $109,252,023.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

As of June 30, 2026, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value
CANADA — 3.0%
Energy — 3.0%
Enbridge	9,939	$538,980

CHINA — 1.4%
Communication Services — 1.4%
Tencent Holdings	4,600	252,087

FRANCE — 6.1%
Consumer Discretionary — 1.3%
Hermes International	128	233,711

Health Care — 0.9%
EssilorLuxottica	894	167,574

Materials — 3.9%
Air Liquide	3,567	706,267

		1,107,552

GERMANY — 4.9%
Industrials — 2.8%
Siemens Energy	2,672	506,190

Information Technology — 2.1%
Infineon Technologies	4,237	395,379

		901,569

HONG KONG — 1.3%
Financials — 1.3%
AIA Group	26,800	244,154

ITALY — 2.0%
Consumer Discretionary — 2.0%
Ferrari	1,002	371,342

JAPAN — 1.6%
Information Technology — 1.6%
Disco	600	299,862

SWEDEN — 4.6%
Industrials — 4.6%
Sandvik	20,147	830,909

SWITZERLAND — 9.1%
Health Care — 9.1%
Galderma Group	5,826	1,325,992
Lonza Group	487	328,966
		1,654,958
COMMON STOCK — continued
	Shares	Value
TAIWAN — 6.7%
Information Technology — 6.7%
Taiwan Semiconductor Manufacturing ADR	2,539	$1,212,550

UNITED KINGDOM — 1.1%
Industrials — 1.1%
RELX	6,369	199,884

UNITED STATES — 57.3%
Communication Services — 9.3%
Alphabet, Cl C	2,716	959,644
Netflix *	2,500	178,500
TKO Group Holdings, Cl A	2,770	557,629
		1,695,773

Consumer Discretionary — 6.7%
Amazon.com *	1,355	322,951
TJX	1,695	256,792
Viking Holdings *	6,050	633,254
		1,212,997

Consumer Staples — 4.4%
Casey's General Stores	354	281,356
Coca-Cola	6,364	517,202
		798,558

Energy — 0.5%
Kinder Morgan	3,065	97,988

Financials — 2.9%
CME Group, Cl A	1,670	368,786
Mastercard, Cl A	298	153,053
		521,839

Health Care — 1.7%
Boston Scientific *	1,869	79,769
Johnson & Johnson	919	233,398
		313,167

Industrials — 15.7%
Cintas	1,004	170,760
Curtiss-Wright	392	297,042
Ferguson Enterprises	1,861	441,671
General Electric	1,688	630,856
RB Global	4,490	522,861
Waste Management	728	162,257
Westinghouse Air Brake Technologies	2,318	624,933
		2,850,380

Information Technology — 12.0%
Advanced Micro Devices *	669	388,629
Amphenol, Cl A	470	82,870
Broadcom	1,283	484,653
KLA	449	135,468
Microsoft	125	46,627
NVIDIA	5,272	1,054,875
		2,193,122

Materials — 3.6%
Sherwin-Williams	415	142,893

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Vulcan Materials	1,720	$507,417
		650,310

Utilities — 0.5%
NextEra Energy	1,007	88,384

		10,422,518

TOTAL COMMON STOCK
(Cost $15,546,185)		18,036,365

TOTAL INVESTMENTS — 99.1%
(Cost $15,546,185)		$18,036,365

Percentages are based on Net Assets of $18,196,415.
*	Non-income producing security.

As of June 30, 2026, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL U.S. EQUITY FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%#
	Shares	Value
Communication Services — 8.4%
Alphabet, Cl A	344	$122,935
Netflix *	903	64,474
		187,409

Consumer Discretionary — 7.0%
Amazon.com *	413	98,434
AutoZone *	18	57,527
		155,961

Consumer Staples — 1.9%
Coca-Cola	510	41,448

Energy — 2.6%
Williams	775	57,613

Financials — 15.3%
Aon, Cl A	176	58,377
CME Group, Cl A	220	48,583
Intercontinental Exchange	531	65,371
Mastercard, Cl A	168	86,285
MSCI, Cl A	78	43,683
Progressive	170	37,137
		339,436

Health Care — 4.7%
Boston Scientific *	1,130	48,229
IDEXX Laboratories *	62	32,639
IQVIA Holdings *	65	12,559
Thermo Fisher Scientific	24	12,033
		105,460

Industrials — 29.7%
Allegion	373	52,403
Cintas	327	55,616
Comfort Systems USA	11	21,801
Emerson Electric	406	58,119
Ferguson Enterprises	253	60,044
nVent Electric	279	47,321
Quanta Services	76	54,723
RB Global	650	75,693
Rollins	232	9,684
Union Pacific	212	57,664
Vertiv Holdings, Cl A	106	35,491
Waste Management	483	107,651
Westinghouse Air Brake Technologies	86	23,186
		659,396

Information Technology — 20.5%
Akamai Technologies *	366	43,265
Amphenol, Cl A	306	53,954
Arista Networks *	285	48,416
Broadcom	172	64,973
Celestica *	173	63,110
Corning	109	27,842
Intuit	143	37,323
Microsoft	138	51,477
Synopsys *	147	65,572
		455,932
COMMON STOCK — continued
	Shares	Value
Materials — 3.5%
CRH	491	$52,537
Ecolab	89	24,796
		77,333

Real Estate — 3.5%
Iron Mountain ‡	615	77,681

TOTAL COMMON STOCK
(Cost $1,633,479)		2,157,669

TOTAL INVESTMENTS — 97.1%
(Cost $1,633,479)		$2,157,669

Percentages are based on Net Assets of $2,221,466.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust

As of June 30, 2026, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL JUNE 30, 2026

GLOSSARY (abbreviations which may be used in the preceding Schedules of Investments):

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL JUNE 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Vontobel
	International	Vontobel Global		Vontobel U.S.
	Equity Fund	Equity Fund		Equity Fund
Assets:
Investments, at Value (Cost $91,976,334, $15,546,185 and $1,633,479)	$107,682,429	$18,036,365		$2,157,669
Foreign Currency, at Value (Cost $12,790, $194,227 and $–)	12,736	194,227		–
Receivable for Investment Securities Sold	3,585,363	145,553		–
Cash	2,704,769	40,429		56,216
Foreign Tax Reclaim Receivable	220,312	11,393		3,758
Dividends and Interest Receivable	129,953	9,302		1,327
Receivable for Capital Shares Sold	53,354	–		–
Due from Adviser	–	18,856		21,681
Prepaid Expenses	34,036	15,852		28,210
Total Assets	114,422,952	18,471,977		2,268,861
Liabilities:
Payable for Investment Securities Purchased	4,477,645	196,003		–
Payable for Capital Shares Redeemed	537,327	–		16,859
Printing Fees Payable	23,633	4,915		–
Trustees’ Fees Payable	16,315	2,911		652
Audit Fees Payable	15,159	15,159		15,159
Transfer Agent Fees Payable	12,698	6,761		6,330
Legal Fees Payable	12,684	2,392		703
Administrator Fees Payable	12,217	10,685		–
Unrealized Depreciation on Spot Currency Contracts	10,715	463		–
Adviser Fees Payable	5,385	–		–
Chief Compliance Officer Fees Payable	3,906	752		270
Shareholder Servicing Fees Payable	603	287		893
Distribution Fees Payable (Class A Shares)	–	127		231
Offering Costs Payable	–	28,720		–
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	325		–
Other Accrued Expenses	42,642	6,062		6,298
Total Liabilities	5,170,929	275,562		47,395
Commitments and Contingencies †
Net Assets	$109,252,023	$18,196,415		$2,221,466
Net Assets Consist of:
Paid-in Capital	$86,933,655	$15,815,906		$(2,928,972)
Total Distributable Earnings	22,318,368	2,380,509		5,150,438
Net Assets	$109,252,023	$18,196,415		$2,221,466

A Shares:
Net Assets	$68,414	$324,565		$5,733
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	6,688	27,962		1,711
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.23	$11.61		$3.35
Y Shares:
Net Assets	$1,728,168	$153		$1,567,603
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	168,281	13		462,607
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.27	$11.66	‡	$3.39
Institutional Shares:
Net Assets	$107,455,441	$17,871,697		$648,130
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10,516,801	1,548,011		185,128
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.22	$11.54		$3.50

†	See Note 5 in the Notes to Financial Statements.

‡	Net Assets divided by Outstanding Shares do not calculate to the stated NAV due to Net Assets and Outstanding Shares being rounded.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
FOR THE PERIOD ENDED
JUNE 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

	Vontobel	Vontobel
	International	Global Equity
	Equity Fund	Fund
Investment Income:
Dividend Income	$1,923,269	$154,824
Interest Income	79,153	11,744
Less: Foreign Taxes Withheld	(145,083)	(10,548)
Total Investment Income	1,857,339	156,020
Expenses:
Investment Advisory Fees	371,527	62,321
Administration Fees	76,797	64,465
Trustees' Fees	30,809	5,441
Chief Compliance Officer Fees	6,198	1,055
Shareholder Servicing Fees (A Shares)	50	238
Shareholder Servicing Fees (Y Shares)	1,094	–
Distribution Fees (A Shares)	83	397
Transfer Agent Fees	45,283	27,754
Legal Fees	33,710	5,854
Registration Fees	27,631	25,543
Printing Fees	27,020	4,480
Audit Fees	15,159	15,159
Custodian Fees	10,935	3,443
Insurance and Other Expenses	42,703	8,556
Total Expenses	688,999	224,706
Less:
Waiver of Investment Advisory Fees	(316,420)	(62,321)
Reimbursement by Investment Adviser	–	(99,035)
Fees Paid Indirectly (Note 4)	(651)	(395)
Net Expenses	371,928	62,955
Net Investment Income	1,485,411	93,065
Net Realized Gain (Loss) on:
Investments	6,454,232	632,860
Foreign Currency Transactions	(176,867)	(11,045)
Net Realized Gain (Loss)	6,277,365	621,815
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,580,539)	(481,014)
Foreign Capital Gains Tax on Appreciated Securities	3,052	1,741
Foreign Currency Translation	(12,405)	(745)
Net Change in Unrealized Appreciation (Depreciation)	(1,589,892)	(480,018)
Net Realized and Unrealized Gain	4,687,473	141,797
Net Increase in Net Assets Resulting from Operations	$6,172,884	$234,862

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
FOR THE PERIOD ENDED
JUNE 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

Vontobel U.S.
Equity Fund
Investment Income:
Dividend Income	$19,956
Interest Income	487
Less: Foreign Taxes Withheld	(88)
Total Investment Income	20,355
Expenses:
Administration Fees	64,465
Investment Advisory Fees	7,773
Shareholder Servicing Fees (A Shares)	261
Shareholder Servicing Fees (Y Shares)	1,533
Trustees' Fees	512
Distribution Fees (A Shares)	435
Chief Compliance Officer Fees	15
Registration Fees	27,029
Transfer Agent Fees	19,674
Audit Fees	15,159
Printing Fees	3,333
Custodian Fees	2,621
Legal Fees	524
Insurance and Other Expenses	893
Total Expenses	144,227
Less:
Waiver of Investment Advisory Fees	(7,773)
Reimbursement by Investment Adviser	(126,127)
Fees Paid Indirectly (Note 4)	(324)
Net Expenses	10,003
Net Investment Income	10,352
Net Realized Gain (Loss) on:
Investments	958,501
Net Realized Gain (Loss)	958,501
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,235,760)
Net Change in Unrealized Appreciation (Depreciation)	(1,235,760)
Net Realized and Unrealized Loss	(277,259)
Net Decrease in Net Assets Resulting from Operations	$(266,907)

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

JUNE 30, 2026 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel International Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$1,485,411	$1,744,147
Net Realized Gain	6,277,365	18,059,912
Net Change in Unrealized Depreciation	(1,589,892)	(3,856,704)
Net Increase in Net Assets Resulting from Operations	6,172,884	15,947,355
Distributions:
A Shares:	—	(8,106)
Y Shares:	—	(178,560)
Institutional Shares:	—	(17,011,676)
Return of Capital:
A Shares:	—	—
Y Shares:	—	—
Institutional Shares:	—	—
Total Distributions	—	(17,198,342)
Capital Share Transactions:
A Shares:
Issued	8,372	122,863
Reinvestment of Distributions	—	8,106
Redeemed	(7,090)	(54,668)
Net Increase in Net Assets from A Shares Transactions	1,282	76,301
Y Shares:
Issued	547,814	1,333,806
Reinvestment of Distributions	—	178,560
Redeemed	(101,741)	(108,236)
Net Increase in Net Assets from Y Shares Transactions	446,073	1,404,130
Institutional Shares:
Issued	20,378,879	31,442,715
Reinvestment of Distributions	—	16,151,796
Redeemed	(34,118,300)	(75,504,398)
Net Decrease in Net Assets from Institutional Shares Transactions	(13,739,421)	(27,909,887)
Net Decrease in Net Assets from Share Transactions	(13,292,066)	(26,429,456)
Total Decrease in Net Assets	(7,119,182)	(27,680,443)

Net Assets:
Beginning of Year/Period	116,371,205	144,051,648
End of Year/Period	$109,252,023	$116,371,205

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

JUNE 30, 2026 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel International Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Capital Share Transactions:
A Shares
Issued	837	10,590
Reinvested	—	831
Redeemed	(712)	(4,882)
Total A Shares Transactions	125	6,539
Y Shares
Issued	54,520	115,140
Reinvested	—	18,219
Redeemed	(10,091)	(9,517)
Total Y Shares Transactions	44,429	123,842
Institutional Shares
Issued	2,074,044	2,779,402
Reinvested	—	1,658,048
Redeemed	(3,392,792)	(6,690,965)
Total Institutional Shares Transactions	(1,318,748)	(2,253,515)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(1,274,194)	(2,123,134)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

JUNE 30, 2026 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel Global Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$93,065	$144,727
Net Realized Gain (Loss)	621,815	(827,005)
Net Change in Unrealized Appreciation (Depreciation)	(480,018)	2,310,183
Net Increase in Net Assets Resulting from Operations	234,862	1,627,905
Distributions:
A Shares:	—	(2,631)
Y Shares:	—	(1)
Institutional Shares:	—	(201,444)
Total Distributions	—	(204,076)
Capital Share Transactions:
A Shares:
Issued	23	330,565
Reinvestment of Distributions	—	7
Redeemed	(589)	—
Net Increase (Decrease) in Net Assets from A Shares Transactions	(566)	330,572
Y Shares:
Issued	27	6
Reinvestment of Distributions	—	1
Net Increase in Net Assets from Y Shares Transactions	27	7
Institutional Shares:
Issued	750,073	4,615,644
Reinvestment of Distributions	—	100,944
Redeemed	(6,034,160)	(3,572,394)
Net Increase (Decrease) in Net Assets from Institutional Shares Transactions	(5,284,087)	1,144,194
Net Increase (Decrease) in Net Assets from Share Transactions	(5,284,626)	1,474,773
Total Increase (Decrease) in Net Assets	(5,049,764)	2,898,602

Net Assets:
Beginning of Year/Period	23,246,179	20,347,577
End of Year/Period	$18,196,415	$23,246,179

(1)	Commenced operations on August 5, 2024.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

JUNE 30, 2026 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel Global Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Capital Share Transactions:
A Shares
Issued	2	27,991
Reinvested	—	1
Redeemed	(53)	—
Total A Shares Transactions	(51)	27,992
Y Shares
Issued	2	1
Reinvested	—	—
Total Y Shares Transactions	2	1
Institutional Shares
Issued	69,206	409,654
Reinvested	—	8,813
Redeemed	(530,608)	(322,824)
Total Institutional Shares Transactions	(461,402)	95,643
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(461,451)	123,636

(1)	Commenced operations on August 5, 2024.

*	Amount rounds to less than 1 share.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

JUNE 30, 2026 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel U.S. Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025 (1)	Year Ended September 30, 2025
Operations:
Net Investment Income	$10,352	$10,168	$205,410
Net Realized Gain	958,501	4,193,523	8,237,129
Net Change in Unrealized Depreciation	(1,235,760)	(4,359,262)	(6,238,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	(266,907)	(155,571)	2,204,185
Distributions:
A Shares(2):	—	(336,480)	(7)
Y Shares(3),(3):	—	(8,268,367)	(2,544,339)
Institutional Shares(4):	—	(91)	—
Total Distributions	—	(8,604,938)	(2,544,346)
Capital Share Transactions:
A Shares(2):
Issued	110	1	405,600
Reinvestment of Distributions	—	336,480	6
Redeemed	(373,050)	—	—
Net Increase (Decrease) in Net Assets from A Shares Transactions	(372,940)	336,481	405,606
Y Shares(3),(3):
Issued	312,495	69,124	1,509,161
Reinvestment of Distributions	—	2,722,615	979,032
Redeemed	(2,342,083)	(5,758,055)	(27,910,345)
Net Decrease in Net Assets from Y Shares Transactions	(2,029,588)	(2,966,316)	(25,422,152)
Institutional Shares(4):
Issued	795,872	—	100
Reinvestment of Distributions	—	91	—
Redeemed	(144,836)	—	—
Net Increase in Net Assets from Institutional Shares Transactions	651,036	91	100
Net Decrease in Net Assets from Share Transactions	(1,751,492)	(2,629,744)	(25,016,446)
Total Decrease in Net Assets	(2,018,399)	(11,390,253)	(25,356,607)

Net Assets:
Beginning of Period/Year	4,239,865	15,630,118	40,986,725
End of Period/Year	$2,221,466	$4,239,865	$15,630,118

(1)	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity changed its fiscal year end to December 31 (see Note 1 in the Notes to Financial Statements).

(2)	Commenced operations on October 18, 2024.

(3)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “U.S. Equity"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the U.S. Equity Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(4)	Commenced operations on January 6, 2025.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

JUNE 30, 2026 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel U.S. Equity Fund
	Six Months	Period	Year
	Ended	Ended	Ended
	June 30,	December	September
	2026	31, 2025	30, 2025
Capital Share Transactions:
A Shares(1)
Issued	30	—	21,591
Reinvested	—	90,459	— *
Redeemed	(110,369)	—	—
Total Increase (Decrease) in A Shares Transactions	(110,339)	90,459	21,591
Y Shares(2)
Issued	92,898	3,693	85,185
Reinvested	—	724,185	56,407
Redeemed	(662,464)	(491,908)	(1,558,860)
Total Increase (Decrease) in Y Shares Transactions	(569,566)	235,970	(1,417,268)
Institutional Shares(3)
Issued	225,470	—	6
Reinvested	—	23	—
Redeemed	(40,371)	—	—
Total Increase in Institutional Shares Transactions	185,099	23	6
Net Increase (Decrease) in Capital Share Transactions	(494,806)	326,452	(1,395,671)

(1)	Commenced operations on October 18, 2024.

(2)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “U.S. Equity"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the U.S. Equity Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(3)	Commenced operations on January 6, 2025.

*	Amount rounds to less than 1 share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

A Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
Net Asset Value, Beginning of Year/Period	$9.76		$10.25
Income (Loss) from Operations:
Net Investment Income(1)	0.09		0.04
Net Realized and Unrealized Gain	0.38		1.09
Total from Operations	0.47		1.13
Dividends and Distributions:
Net Investment Income	—		(0.08)
Net Realized Gain	—		(1.54)
Total Dividends and Distributions	—		(1.62)
Net Asset Value, End of Year/Period	$10.23		$9.76
Total Return*	4.82%		11.21%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$68		$64
Ratio of Expenses to Average Net Assets	1.00	%†	0.87%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.51	%†	1.36%
Ratio of Net Investment Income to Average Net Assets	1.90	%†	0.38%
Portfolio Turnover Rate(2)	164%		212%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Per share data calculated using average shares method.

(2)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amount designated as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Y Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
Net Asset Value, Beginning of Year/Period	$9.78		$10.26
Income (Loss) from Operations:
Net Investment Income(1)	0.11		0.06
Net Realized and Unrealized Gain	0.38		1.10
Total from Operations	0.49		1.16
Dividends and Distributions:
Net Investment Income	—		(0.10)
Net Realized Gain	—		(1.54)
Total Dividends and Distributions	—		(1.64)
Net Asset Value, End of Year/Period	$10.27		$9.78
Total Return*	5.01%		11.50%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,728		$1,212
Ratio of Expenses to Average Net Assets	0.74	%†	0.63%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.25	%†	1.16%
Ratio of Net Investment Income to Average Net Assets	2.29	%†	0.54%
Portfolio Turnover Rate(2)	164%		212%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Per share data calculated using average shares method.

(2)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amount designated as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
Net Asset Value, Beginning of Year/Period	$9.72		$10.22
Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.15
Net Realized and Unrealized Gain	0.38		1.00
Total from Operations	0.50		1.15
Dividends and Distributions:
Net Investment Income	—		(0.11)
Net Realized Gain	—		(1.54)
Total Dividends and Distributions	—		(1.65)
Net Asset Value, End of Year/Period	$10.22		$9.72
Total Return*	5.14%		11.35%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$107,455		$115,095
Ratio of Expenses to Average Net Assets	0.60	%†	0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.11	%†	1.06%
Ratio of Net Investment Income to Average Net Assets	2.40	%†	1.29%
Portfolio Turnover Rate(2)	164%		212%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Per share data calculated using average shares method.

(2)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amount designated as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

A Shares	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$11.49		$10.66	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.03		(0.02)	0.06
Net Realized and Unrealized Gain	0.09		0.94	0.65
Total from Operations	0.12		0.92	0.71
Dividends and Distributions:
Net Investment Income	—		(0.06)	(0.02)
Net Realized Gain	—		(0.03)	(0.03)
Total Dividends and Distributions	—		(0.09)	(0.05)
Net Asset Value, End of Year/Period	$11.61		$11.49	$10.66
Total Return*	1.04%		8.67%	7.07%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$324		$322	$—	(3)
Ratio of Expenses to Average Net Assets	0.98	%†	0.92%	0.00	%†(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.49	%†	2.43%	2.57	%†(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47	%†	(0.21)%	1.47	%†
Portfolio Turnover Rate(5)	92%		100%	15%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on August 5, 2024.

(2)	Per share data calculated using average shares method.

(3)	Amount rounded to less than $1(000).

(4)	The ratio appears lower due to the relative net asset value of A Shares.

(5)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Y Shares	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$11.50		$10.65	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.07		0.07	0.05
Net Realized and Unrealized Gain	0.09		0.88	0.65
Total from Operations	0.16		0.95	0.70
Dividends and Distributions:
Net Investment Income	—		(0.07)	(0.02)
Net Realized Gain	—		(0.03)	(0.03)
Total Dividends and Distributions	—		(0.10)	(0.05)
Net Asset Value, End of Year/Period	$11.66		$11.50	$10.65
Total Return*	1.39%		8.92%	6.97%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$—	(3)	$— (3)	$—	(3)
Ratio of Expenses to Average Net Assets	0.00	%†	0.58%	0.00	%†(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.99	%†	2.76%	3.38	%†(4)
Ratio of Net Investment Income to Average Net Assets	1.30	%†	0.58%	1.21	%†
Portfolio Turnover Rate(5)	92%		100%	15%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on August 5, 2024.

(2)	Per share data calculated using average shares method.

(3)	Amount rounded to less than $1(000).

(4)	The ratio appears lower due to the relative net asset value of Y Shares.

(5)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$11.41		$10.63	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.05		0.07	0.03
Net Realized and Unrealized Gain	0.08		0.81	0.65
Total from Operations	0.13		0.88	0.68
Dividends and Distributions:
Net Investment Income	—		(0.07)	(0.02)
Net Realized Gain	—		(0.03)	(0.03)
Total Dividends and Distributions	—		(0.10)	(0.05)
Net Asset Value, End of Year/Period	$11.54		$11.41	$10.63
Total Return*	1.40%		8.28%	6.77%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$17,872		$22,924	$20,347
Ratio of Expenses to Average Net Assets	0.58	%†	0.58%	0.57%†
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.08	%†	2.26%	2.93%†
Ratio of Net Investment Income to Average Net Assets	0.87	%†	0.66%	0.77%†
Portfolio Turnover Rate(3)	92%		100%	15%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on August 5, 2024.

(2)	Per share data calculated using average shares method.

(3)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

A Shares	Six Months Ended June 30, 2026	Period Ended December 31, 2025(1)(2)	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period/Year	$3.67	$19.09	$18.57
Income (Loss) from Operations:
Net Investment Income(3)	0.01	—	0.10
Net Realized and Unrealized Gain (Loss)	(0.33)	(0.19)	1.57
Total from Operations	(0.32)	(0.19)	1.67
Dividends and Distributions:
Net Investment Income	—	(0.09)	(0.12)
Net Realized Gain	—	(15.14)	(1.03)
Return of Capital	—	—	—
Total Dividends and Distributions	—	(15.23)	(1.15)
Net Asset Value, End of Period/Year	$3.35	$3.67	$19.09
Total Return*	(8.72)%	(0.23)%	9.62%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$6	$412	$412
Ratio of Expenses to Average Net Assets	0.90%†	0.85%†	0.75%†
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	9.35%†	4.65%†	2.77%†
Ratio of Net Investment Income (Loss) to Average Net Assets	0.40%†	(0.05)%†	0.57%†
Portfolio Turnover Rate(4)	54%	10%	35%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on October 18, 2024.

(2)	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity changed its fiscal year end to December 31 (see Note 1 in the Notes to Financial Statements).

(3)	Per share data calculated using average shares method.

(4)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amount designated as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Y Shares	Six Months Ended June 30, 2026	Period Ended December 31, 2025(1)	Year Ended September 30, 2025(2)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Period/Year	$3.71	$19.11	$18.52	$14.91	$12.39	$16.24	$13.77
Income (Loss) from Operations:
Net Investment Income(3)	0.01	0.01	0.14	0.11	0.09	0.08	0.05
Net Realized and Unrealized Gain (Loss)	(0.33)	(0.18)	1.59	3.67	3.05	(2.29)	2.81
Total from Operations	(0.32)	(0.17)	1.73	3.78	3.14	(2.21)	2.86
Dividends and Distributions:
Net Investment Income	—	(0.09)	(0.11)	(0.09)	(0.05)	(0.06)	(0.04)
Net Realized Gain	—	(15.14)	(1.03)	(0.08)	(0.57)	(1.58)	(0.35)
Total Dividends and Distributions	0.00	(15.23)	(1.14)	(0.17)	(0.62)	(1.64)	(0.39)
Net Asset Value, End of Period/Year	$3.39	$3.71	$19.11	$18.52	$14.91	$12.39	$16.24
Total Return*	(8.63)%	(0.03)%	10.02%	25.47%	26.15%	(15.76)%	21.18%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$1,568	$3,828	$15,218	$40,987	$29,912	$19,347	$24,003
Ratio of Expenses to Average Net Assets	0.58%†	0.51%†	0.50%	0.65%	0.65%	0.65%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	8.82%†	3.27%†	1.55%	1.87%	2.74%	2.74%	2.61%
Ratio of Net Investment Income to Average Net Assets	0.81%†	0.31%†	0.77%	0.65%	0.67%	0.51%	0.34%
Portfolio Turnover Rate(4)	54%	10%	35%	41%	30%	50%	44%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity changed its fiscal year end to December 31 (see Note 1 in the Notes to Financial Statements).
(2)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “U.S. Equity"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the U.S. Equity Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(3)	Per share data calculated using average shares method.
(4)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
JUNE 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Institutional Shares	Six Months Ended June 30, 2026	Period Ended December 31, 2025(1),(2)	Period Ended September 30, 2025(2)
Net Asset Value, Beginning of Period/Year	$3.82	$19.21	$17.13
Income (Loss) from Operations:
Net Investment Income(3)	0.01	0.01	0.15
Net Realized and Unrealized Gain (Loss)	(0.33)	(0.17)	1.93
Total from Operations	(0.32)	(0.16)	2.08
Dividends and Distributions:
Net Investment Income	—	(0.09)	—
Net Realized Gain	—	(15.14)	—
Total Dividends and Distributions	0.00	(15.23)	0.00
Net Asset Value, End of Period/Year	$3.50	$3.82	$19.21
Total Return*	(8.38)%	0.00%	12.14%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$648	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets	0.50%†	0.50%†	0.01	%†
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	10.79%†	5.15%†	1.03	%†
Ratio of Net Investment Income to Average Net Assets	0.36%†	0.25%†	1.16	%†
Portfolio Turnover Rate(5)	54%	10%	35%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity changed its fiscal year end to December 31 (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on January 6, 2025.
(3)	Per share data calculated using average shares method.
(4)	Amount rounded to less than $1(000).
(5)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Vontobel International Equity Fund (the “International Equity”), Vontobel Global Equity Fund (the “Global Equity”) and Vontobel U.S. Equity Fund (the “U.S. Equity”), (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are each classified as a diversified, open-end management investment company registered under the 1940 Act. Vontobel Asset Management, Inc. (the “Adviser”) serves as the investment adviser to the Funds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

International Equity is the successor to the Vontobel International Equity Fund, a series of the Vontobel Investment Trust (the “International Equity Predecessor Fund”). The International Equity Predecessor Fund was managed by the Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Fund. The International Equity Predecessor Fund dissolved and reorganized into the Institutional Shares of the Fund on April 22, 2024. All of the assets of the International Equity Predecessor Fund were transferred to the Fund in connection with the reorganization. The Fund currently offers A Shares, Y Shares and Institutional Shares.

U.S. Equity is the successor to the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Institutional Predecessor Fund”), a series of Advisers Investment Trust. Prior to the reorganization of the U.S. Equity Institutional Predecessor Fund into the Fund on October 18, 2024, the Adviser served as investment adviser to the U.S. Equity Institutional Predecessor Fund. The U.S. Equity Institutional Predecessor Fund maintained investment objectives, strategies, policies, and restrictions that were substantially similar to those of the Fund. In connection with the reorganization, the U.S. Equity Institutional Predecessor Fund was dissolved and its assets were transferred to the U.S. Equity Fund in exchange for Y Shares. U.S. Equity currently offers A Shares, Y Shares, and Institutional Shares. The A Shares and Y Shares commenced operations on October 18, 2024, and the Institutional Shares commenced operations on January 6, 2025.

Global Equity commenced operations on August 5, 2024. Global Equity currently offers A Shares, Y Shares and Institutional Shares.

On November 18, 2025, the Board approved a change to U.S. Equity’s fiscal year end, from September 30 to December 31. The change was implemented to align the fiscal year of U.S. Equity with the fiscal year end of the other affiliated funds of the Trust advised by the Adviser.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Funds’ Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods. The Fund did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended June 30, 2026 Global Equity has accrued foreign tax in the amount of $325 as presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the six months ended June 30, 2026, Global Equity incurred offering costs of $28,720. As of June 30, 2026, Global Equity had offering costs of $0 remaining to be amortized.

Segment Reporting — An operating segment is defined in Segment Reporting (Topic 280) – Improvements of Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CDOM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2026, International Equity, Global Equity and U.S. Equity paid $76,797, $64,465 and $64,465, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) with respect to A Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares as compensation for the sale and distribution of Fund shares, and for services provided to shareholders. For the six months ended June 30, 2026, International Equity, Global Equity and U.S. Equity incurred $83, $397 and $435, respectively, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. For the six months ended June 30, 2026, International Equity, Global Equity and U.S. Equity earned credits of $651, $395 and $324, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate below.

Advisory Fee
International Equity	0.60%
Global Equity	0.58%
U.S. Equity	0.50% on the first $500 million, 0.45% on assets over $500 million

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding the level set forth below with respect to each of a Fund’s share classes. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027 for all Funds.

Contractual Expense Limit
International Equity	0.60%
Global Equity	0.58%
U.S. Equity	0.50%

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

During the six months ended June 30, 2026 the Funds did not recapture any previously waived fees and/or reimbursed expenses.

As of June 30, 2026, fees previously waived and/or reimbursed by the Adviser, which may be subject to possible future recapture are as follows:

	Subject to Repayment Until December 31, 2027	Subject to Repayment Until December 31, 2028	Subject to Repayment Until December 31, 2029
International Equity	$99,861	$645,527	$643,820
Global Equity	N/A	$349,688	$338,920
U.S. Equity	N/A	$198,419	$307,153

6.	Investment Transactions:

Purchases and sales of investment securities other than in-kind transactions and short-term investments, for the six months ended June 30, 2026, were as follows:

	Purchases	Sales and Maturities
International Equity	$194,992,930	$203,070,800
Global Equity	19,156,955	24,060,548
U.S. Equity	1,693,080	3,485,663

For the six months ended June 30, 2026, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the Funds during the years ended December 31, 2025 and periods ended December 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
International Equity
2025	$1,431,266	$15,767,076	$–	$17,198,342
2024	795,561	5,708,011	283,426	6,786,998
Global Equity
2025	204,076	–	–	204,076
2024	89,481	–	–	89,481

The tax character of dividends and distributions declared during the six months ended December 31, 2025, and year ended September 30, 2025 and September 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
U.S. Equity
2025†	$171,027	$8,433,911	$–	$8,604,938
2025	284,047	2,260,299	–	2,544,346
2024	196,275	173,798	–	370,073

†	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, U.S. Equity changed its fiscal year end to December 31 (see Note 1 in the Notes to Financial Statements).

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	International Equity	Global Equity	U.S. Equity
Undistributed Ordinary Income	$–	$–	$87,032
Undistributed Long-Term Capital Gains	1,476,097	–	3,632,034
Post October Losses	(1,211,230)	–	–
Late Year Loss Deferral	(28,712)	(1,184)	–
Capital Loss Carryforwards	–	(648,623)	–
Unrealized Appreciation	15,909,329	2,795,455	1,698,283
Other Temporary Differences	–	(1)	(4)
Total Distributable Earnings	$16,145,484	$2,145,647	$5,417,345

Post-October capital and specified losses are losses realized on investment transactions from November 1, 2025 through December 31, 2025 that in accordance with Federal income tax regulations, the fund defers and treats as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2025, through December 31, 2025, and specified losses realized on investment transactions from November 1, 2025, through December 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following year.

The Global Equity Fund had short-term capital loss carryforwards of $648,623 for the period. For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales loss deferrals. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity	$91,976,334	$17,093,458	$(1,387,363)	$15,706,095
Global Equity	15,546,185	2,840,779	(350,599)	2,490,180
U.S. Equity	1,633,479	587,048	(62,858)	524,190

8.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Funds. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (International Equity, Global Equity) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Convertible Securities Risk (International Equity, U.S. Equity) – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Depositary Receipts Risk (U.S. Equity) – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Markets Securities Risk (All Funds) – The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Equity Risk (All Funds) – Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ESG Integration/Active Ownership Risk (All Funds) – The Funds intend to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Funds’ exposure to certain companies or industries and the Funds may forgo certain investment opportunities; however, these ratings are viewed holistically and the Funds may not forego an investment solely based upon a low score. The Funds’ results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

Foreign Company Risk (All Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds) – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Investment Style Risk (International Equity, Global Equity) – The Funds pursue a “growth style” of investing, meaning that the Funds invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Funds to sometimes underperform other equity funds that use differing investing styles.

IPO Risk (International Equity, Global Equity) – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Capitalization Company Risk (All Funds) – The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Market Risk (All Funds) – The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Preferred Stock Risk (U.S. Equity) – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

Real Estate Investment Trusts Risk (International Equity, U.S. Equity) – REITs are pooled investment vehicles that own, and usually operate, income producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Rights and Warrants Risk (International Equity) – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Small- and Mid-Capitalization Company Risk (All Funds) – The small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Sustainability Risk (All Funds) – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

Third-Party Data Provider Risk (All Funds) – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Funds’ portfolios.

9.  Concentration of Shareholders:

At June 30, 2026, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

International Equity	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	2	96%
Institutional Shares	4	82%

Global Equity	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	1	93%
Institutional Shares	3	97%

U.S. Equity	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	4	100%
Institutional Shares	1	100%

10.	In-Kind Transactions:

For the six months ended June 30, 2026, there were no in-kind transactions.

11.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 24–25, 2026 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2026 (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Vontobel Funds

P.O. Box 219009

Kansas City, MO 64121

Investment Adviser:

Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

New York, NY 10001

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

VON-SA-001-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)  Not applicable.

(b)  Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)   Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2026